RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Jul. 31, 2024	Jun. 30, 2022	May 31, 2021	Apr. 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2022
Related Party Transaction [Line Items]
Additional short term fund					$ 35,000
Other short-term borrowings					2,421,050	$ 1,765,050
Short term loan					2,421,050	1,765,050
Vyoung Trieu [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues							5
Number of shares issued, value							$ 250,000
Other short-term borrowings						50,000
Other liabilities current					50,000
Vyoung Trieu [Member] | Fall 2019 Note [Member]
Related Party Transaction [Line Items]
Additional short term fund				$ 35,000
Vyoung Trieu [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount				250,000
Debt instrument, unamortized discount					0	0
Proceeds from convertible debt				148,000
Autotelic Inc [Member]
Related Party Transaction [Line Items]
Short term loan					700,000	1,400,000
Autotelic Inc [Member] | August 2021 Note [Member]
Related Party Transaction [Line Items]
Additional short term fund			$ 250,000
Short term loan					2,100,000			$ 120,000
Autotelic Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses						300,000
Master Service Agreement [Member] | Autotelic Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses					2,000	12,000
Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 340,000			142,000
Stock issued during period, shares, new issues		7,600,000
Securities Purchase Agreement [Member] | Vyoung Trieu [Member]
Related Party Transaction [Line Items]
Debt instrument, unamortized discount				16,444
Securities Purchase Agreement [Member] | Vyoung Trieu [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 164,444
Artius Consulting Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses					0	0
Mosaic Consulting Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Salary expense	$ 7,000
Maida Consulting Agreement [Member] | Related Party [Member] | Dr. Maida [Member]
Related Party Transaction [Line Items]
Related party expenses					$ 0	$ 0